UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-21070

Runkel Funds, Inc.

(Exact name of registrant as specified in charter)

903 Chevy Street, Belmont, CA 94002

(Address of principal executive offices) (Zip code)

Freddie Jacobs

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7425

Date of fiscal year end: 6/30

Date of reporting period: 07/01/04 - 06/30/05

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the
Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).
The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the
Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the
Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Runkel Value Fund

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Costco Wholesale	COST	22160K105	1/27/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Costco Wholesale	COST	22160K105	1/27/05	Amendments to the 2002 Stock incentive plan	M	No, failed to vote before deadline No	N/a	N/a

Costco Wholesale	COST	22160K105	1/27/05	Proposal to adopt a vendor code of conduct	S	No, failed to vote before deadline No	N/a	N/a
Costco Wholesale	COST	22160K105	1/27/05	Proposal to develop a policy for land procurement	S	No, failed to vote before deadline No	N/a	N/a
Costco Wholesale	COST	22160K105	1/27/05	Ratification of Independent Auditors	M	No, failed to vote before deadline No	N/a	N/a
Walt Disney	DIS	254687106	2/11/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Walt Disney	DIS	254687106	2/11/05	Ratification of Independent Auditors	M	No, failed to vote before deadline	N/a	N/a
Walt Disney	DIS	254687106	2/11/05	2005 Stock Incentive plan	M	No, failed to vote before deadline	N/a	N/a
Walt Disney	DIS	254687106	2/11/05	Proposal regarding greenmail	S	No, failed to vote before deadline	N/a	N/a
Walt Disney	DIS	254687106	2/11/05	Proposal relating to China Labor Standards	S	No, failed to vote before deadline	N/a	N/a
Waste Management	WMI	94106L109	5/13/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Waste Management	WMI	94106L109	5/13/05	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
Waste Management	WMI	94106L109	5/13/05	Proposal to disclose privatization strategy	S	No, failed to vote before deadline	N/a	N/a

Waste Management	WMI	94106L109	5/13/05	Proposal to require majority vote of directors	S	No, failed to vote before deadline	N/a	N/a
Waste Management	WMI	94106L109	5/13/05	Proposal to disclose political contributions	S	No, failed to vote before deadline	N/a	N/a
Waste Management	WMI	94106L109	5/13/05	Proposal relating to executive severance agreements	S	No, failed to vote before deadline	N/a	N/a
Gannett Co.	GCI	364730101	4/14/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Gannett Co.	GCI	364730101	4/14/05	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
Gannett Co.	GCI	364730101	4/14/05	Proposal for performance-based Options	S	No, failed to vote before deadline	N/a	N/a
Gannett Co.	GCI	364730101	4/14/05	Proposal for Majority vote of Directors	S	No, failed to vote before deadline	N/a	N/a
Coca Cola	KO	191216100	4/1905	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Coca Cola	KO	191216100	4/1905	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
Coca Cola	KO	191216100	4/1905	Inquiry to Colombia	S	No, failed to vote before deadline	N/a	N/a
Coca Cola	KO	191216100	4/1905	Severance Agreement	S	No, failed to vote before deadline	N/a	N/a

Coca Cola	KO	191216100	4/1905	Restricted Stock	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Stock Incentive plan	M	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Executive Compensation	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Political Contributions	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Chairman Duties	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	CEO Compensation	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Majority Vote of Directors	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Non-deductible Compensation	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Majority vote on all issues	S	No, failed to vote before deadline	N/a	N/a
Citigroup	C	172967101	4/1905	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Kraft Foods	KFT	50075N104	4/2605	Election of Directors	M	No, failed to vote before deadline	N/a	N/a

Kraft Foods	KFT	50075N104	4/2605	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
Kraft Foods	KFT	50075N104	4/2605	Performance Incentive Plan	S	No, failed to vote before deadline	N/a	N/a
Kraft Foods	KFT	50075N104	4/2605	Genetically Engineered Products	S	No, failed to vote before deadline	N/a	N/a
American Express	AXP	025816109	4/2705	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
American Express	AXP	025816109	4/2705	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
American Express	AXP	025816109	4/2705	Stock Options	S	No, failed to vote before deadline	N/a	N/a
American Express	AXP	025816109	4/2705	Political Contributions	S	No, failed to vote before deadline	N/a	N/a
General Electric	GE	369604103	4/2705	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
General Electric	GE	369604103	4/2705	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
General Electric	GE	369604103	4/2705	Cumulative Voting	S	No, failed to vote before deadline	N/a	N/a
General Electric	GE	369604103	4/2705	Nuclear Risk	S	No, failed to vote before deadline	N/a	N/a
General Electric	GE	369604103	4/2705	PCB Clean up Costs	S	No, failed to vote before deadline	N/a	N/a

General Electric	GE	369604103	4/2705	Sustainability	S	No, failed to vote before deadline	N/a	N/a
General Electric	GE	369604103	4/2705	Political Contributions	S	No, failed to vote before deadline	N/a	N/a
General Electric	GE	369604103	4/2705	Animal Testing	S	No, failed to vote before deadline	N/a	N/a
Washington Mutual	WM	939322103	4/1905	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Washington Mutual	WM	939322103	4/1905	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
H&R Block	HRB	093671105	9/08/04	Election Of Directors	M	Yes	Withhold all	Against
H&R Block	HRB	093671105	9/08/04	Amendment to Articles of Incorporation	M	Yes	Against	Against
H&R Block	HRB	093671105	9/08/04	Amendment to Stock Option Plan – Directors	M	Yes	For	For
H&R Block	HRB	093671105	9/08/04	Amendment to Stock Option Plan – Employees	M	Yes	For	For
H&R Block	HRB	093671105	9/08/04	Ratification of Auditors	M	Yes	For	For
Freddie Mac	FRE	313400301	11/04/04	Election Of Directors	M	Yes	Withhold	Against
Freddie Mac	FRE	313400301	11/04/04	Ratification of Auditors	M	Yes	For	For
Freddie Mac	FRE	313400301	11/04/04	Stock Compensation Plan	M	Yes	Against	Against
Freddie Mac Security Name	FRE Ticker	313400301 Security ID/CUSIP	11/04/04 Meeting Date	Employee stock purchase plan Description of Matter/Proposal	M Proposed by Management (M) or Shareholders (S)	Yes Vote? (Yes or No)	Against Vote For, Against or Abstain	Against Fund Cast its Vote For or Against Management
Safeco	SAFC	786429100	5/04/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Safeco	SAFC	786429100	5/04/05	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a

Safeco	SAFC	786429100	5/04/05	Executive Compensation	M	No, failed to vote before deadline	N/a	N/a
Safeco	SAFC	786429100	5/04/05	Long-term Incentive Plan	M	No, failed to vote before deadline	N/a	N/a
MBIA Corp.	MBI	55262C100	5/05/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
MBIA Corp.	MBI	55262C100	5/05/05	Annual Incentive Plan – IRS	M	No, failed to vote before deadline	N/a	N/a
MBIA Corp.	MBI	55262C100	5/05/05	Omnibus Incentive Plan	M	No, failed to vote before deadline	N/a	N/a
MBIA Corp.	MBI	55262C100	5/05/05	Amendment Section 8 of Certificate of Incorporation	M	No, failed to vote before deadline	N/a	N/a
MBIA Corp.	MBI	55262C100	5/05/05	Amendment of Cert. Of Incorporation – Majority Vote	M	No, failed to vote before deadline	N/a	N/a
MBIA Corp.	MBI	55262C100	5/05/05	Ratification of Auditor	M	No, failed to vote before deadline	N/a	N/a
McDonalds	MCD	580135101	5/11/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
McDonalds	MCD	580135101	5/11/05	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
McDonalds	MCD	580135101	5/11/05	Genetic Engineering of Food	S	No, failed to vote before deadline	N/a	N/a
Intel Corp.	INTC	458140100	5/18/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a

Intel Corp.	INTC	458140100	5/18/05	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
Intel Corp.	INTC	458140100	5/18/05	Equity Incentive Plan	M	No, failed to vote before deadline	N/a	N/a
Intel Corp.	INTC	458140100	5/18/05	Executive Officer Plan	M	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Ratify of Auditors	M	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Amend the certificate of incorporation	M	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Omnibus Stock Incentive Plan	M	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Employment Diversity Report	S	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Method of voting	S	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Nondeductible compensation	S	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Future severance agreements	S	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Performance Based Restricted Shares	S	No, failed to vote before deadline	N/a	N/a

Home Depot	HD	437076102	5/26/05	Performance Based Options	S	No, failed to vote before deadline	N/a	N/a
Home Depot	HD	437076102	5/26/05	Political nonpartisanship	S	No, failed to vote before deadline	N/a	N/a
Microsoft	MSFT	594918104	11/09/04	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Microsoft	MSFT	594918104	11/09/04	Amendments to 2001 stock plan	M	No, failed to vote before deadline	N/a	N/a
Microsoft	MSFT	594918104	11/09/04	Amendments to 1999 stock plan	M	No, failed to vote before deadline	N/a	N/a
Microsoft	MSFT	594918104	11/09/04	Performance Criteria for stock plan	M	No, failed to vote before deadline	N/a	N/a
Microsoft	MSFT	594918104	11/09/04	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a
Automatic Data Processing	ADP	053015103	11/09/04	Election of Directors	M	Yes	Withheld All	Against
Automatic Data Processing	ADP	053015103	11/09/04	Ratification of Auditors	M	Yes	For	For
General Electric	GE	369604103	4/2705	Over-Extended Directors	S	No, failed to vote before deadline	N/a	N/a
Liberty Media	L	530718105	6/08/05	Election of Directors	M	No, failed to vote before deadline	N/a	N/a
Liberty Media	L	530718105	6/08/05	Ratification of Auditors	M	No, failed to vote before deadline	N/a	N/a

Comcast	CMCSA	20030N101	6/01/05	Election of Directors	M	No, did not receive proxy statement	N/a	N/a
Comcast	CMCSA	20030N101	6/01/05	Ratification of Auditors	M	No, did not receive proxy statement	N/a	N/a
Comcast	CMCSA	20030N101	6/01/05	Restricted Stock Plan	M	No, did not receive proxy statement	N/a	N/a
Comcast	CMCSA	20030N101	6/01/05	Political Contributions	S	No, did not receive proxy statement	N/a	N/a
Comcast	CMCSA	20030N101	6/01/05	Chairman Duties	S	No, did not receive proxy statement	N/a	N/a
Comcast	CMCSA	20030N101	6/01/05	Shareholder Rights Plan	S	No, did not receive proxy statement	N/a	N/a
Comcast	CMCSA	20030N101	6/01/05	Recapitalization Plan	S	No, did not receive proxy statement	N/a	N/a

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Runkel Funds, Inc.

By: /s/ Thomas Runkel
Thomas Runkel, President

Date: 8/12/05